CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Sep. 30, 2020 USD ($)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (1,554)
Cash Flows from Financing Activities:
Cash - Ending	47,800,690
LifeSci Acquisition II Corp
Cash Flows from Operating Activities:
Net loss	(80)
Changes in operating assets and liabilities:
Prepaid expenses	(25,000)
Net cash used in operating activities	(25,080)
Cash Flows from Financing Activities:
Proceeds from promissory note	175,000
Payments of offering costs	(66,195)
Net cash provided by financing activities	(108,805)
Net Change in Cash	83,725
Cash - Beginning	25,000
Cash - Ending	108,725
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs	$ 19,450